Other income (expense) (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Net early debt redemption gains		$ 249	$ 0
Interest income		79	123
Equity income (losses) from investments in associates and joint ventures
Loss on investment		0	(247)
Operations		8	10
Losses on retirements and disposals of property, plant and equipment and intangible assets		(26)	(38)
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans		(9)	(269)
Other		(14)	59
Total other income (expense)	[1]	$ 287	(362)
Loss on investment			$ 247

[1]	(1)We have presented amounts from the previous period to make them consistent with the presentation of the current period.